Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and Principal Activities

Phoenix New Media Limited (“PNM”, or the “Company”) was incorporated in the Cayman Islands on November 22, 2007 by Phoenix Satellite Television (B.V.I.) Holding Limited (the “Parent”), a subsidiary of Phoenix Media Investment (Holdings) Limited (“Phoenix TV”). Phoenix TV, its subsidiaries and variable interest entities (“VIEs”) excluding the Group are collectively referred to as the Phoenix TV Group. As of December 31, 2020, the Company had fourteen subsidiaries, three VIEs and seventeen subsidiaries of VIEs. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group”. The Group generates revenues from providing advertising services and paid services, which include paid contents, MVAS, games and others. While the Group’s VIEs hold certain licenses and approvals to operate Internet-related businesses in the People’s Republic of China (“China” or the “PRC”), they are also in the process of applying for licenses for the operations of their businesses, including an Internet audio-visual program transmission license and an Internet news license.

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2020 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited	Cayman Island	May 20, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Paid services
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Paid services
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Paid services
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising

In order to comply with Chinese laws and regulations that prohibit or restrict foreign ownership of companies that operate Internet content, advertising and game businesses, a series of agreements (the “Contractual Agreements”) were entered into among Fenghuang On-line, Tianying Jiuzhou, Yifeng Lianhe and their legal shareholders in 2009, and among Qieyiyou, Chenhuan, and their legal shareholders in 2015. Through the aforementioned activities, Tianying Jiuzhou, Yifeng Lianhe and Chenhuan, are considered as VIEs in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Fenghuang On-line and Qieyiyou are entitled to substantially all the economic risks and rewards associated with the VIEs, and are the primary beneficiaries of the VIEs, respectively.

Voting Right Entrustment Agreements

Pursuant to the voting right entrustment agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, each legal shareholder of the VIEs agreed to grant a person designated by Fenghuang On-line or Qieyiyou the right to exercise their rights as shareholders, including all voting rights, as well as rights to attend and propose the convening of shareholder meetings. Unless otherwise required by law, the voting right entrustment agreements will remain in effect indefinitely unless both parties agree to terminate the agreement in writing, or unless the Fenghuang On-line or Qieyiyou decide in their discretion to terminate the relevant agreements.

1. Organization and Principal Activities (Continued)

Exclusive Equity Option Agreements

Under the exclusive equity option agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, legal shareholders of the VIEs irrevocably granted Fenghuang On-line or Qieyiyou or their designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in the VIEs from the legal shareholders. The purchase price for the entire equity interest is to be calculated based on the paid-up amount of the relevant equity interest or the minimum price permitted by applicable PRC laws. The exclusive equity option agreement will remain in effect until all of the equity interest in the VIEs has been duly transferred to Fenghuang On-line or Qieyiyou or their designated representatives.

Loan Agreements

Pursuant to the loan agreements among Fenghuang On-line or Qieyiyou, and legal shareholders of their VIEs, Fenghuang On-line or Qieyiyou granted interest-free loans to the legal shareholders of the VIEs for an amount that is equal to their respective capital contribution in the VIEs. The loans can be repaid only with proceeds from the sale of all of the respective shareholder’s equity interest in the applicable VIE to Fenghuang On-line or Qieyiyou, or their designated representatives pursuant to the applicable exclusive equity option agreement. The term of each loan is ten years, and may be extended upon mutual agreement of the parties. On December 31, 2019, Tianying Jiuzhou and Fenghuagn On-line entered into a supplemental agreement to extend the loan for a term of ten years upon expiration of the original loan agreement on the same day.

Equity Pledge Agreements

Under the equity pledge agreement among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, the legal shareholders of the VIEs have pledged their equity interests in the VIEs to Fenghuang On-line or Qieyiyou to secure the performance of the obligations of the VIEs and their legal shareholders under the applicable exclusive technical licensing and services agreement, voting right entrustment agreement, exclusive equity option agreement and loan agreement. The equity pledge agreements will remain in effect until the secured obligations have been fully performed by the VIEs or released by Fenghuang On-line or Qieyiyou.

Exclusive Technical Licensing and Service Agreements

Under the exclusive technical licensing and service agreements between Fenghuang On-line or Qieyiyou and each of the VIEs, Fenghuang On-line or Qieyiyou has the exclusive right to provide technical and consulting services to their respective VIEs. The VIEs have agreed to pay a service fee to Fenghuang On-line or Qieyiyou equal to a certain percentage of their respective annual revenues plus a special service fee for certain services rendered by Fenghuang On-line or Qieyiyou at the request of the VIEs. The technical service agreements also transfer all of the economic benefit of intellectual property created by the VIEs to Fenghuang On-line or Qieyiyou. Each exclusive technical services agreement will remain in effect indefinitely and can be terminated only by Fenghuang On-line or Qieyiyou unless otherwise required by law.

The Group has evaluated the relationship among the Company, Fenghuang On-line or Qieyiyou and the VIEs in accordance with U.S. GAAP. Pursuant to the voting right entrustment agreements, the Company has obtained power, as granted to the legal shareholders by the applicable PRC law and under the articles of association of the VIEs, to direct all significant activities of the VIEs, which include but are not limited to budgeting, financing, and making other strategic and operational decisions, and will significantly impact the VIEs’ economic performance. Pursuant to the exclusive technical licensing and service agreements and other agreements, the Company has the right to receive benefits of the VIEs in the form of technical service fees, which could potentially be significant to the VIEs’ net income. In addition, the Company has the right to receive all the residual assets of the VIEs through exercise of the exclusive equity option agreements. As a result, the Company, through Fenghuang On-line and Qieyiyou, is considered the primary beneficiary of the VIEs and therefore includes the VIEs’ assets, liabilities and operating results in its consolidated financial statements.

1. Organization and Principal Activities (Continued)

As of December 31, 2019, the Group held 75% of Meowpaw’s shares, and the noncontrolling shareholder, who was an individual, held the rest of 25%. Meowpaw’s share capital was not sufficient to support its operations and Meowpaw was thinly capitalized by the Group, and thus the Group consolidated Meowpaw as a variable interest entity in accordance with ASC 810-10 Variable Interest Entities for the years ended December 31, 2018 and 2019. In 2020, the noncontrolling shareholder transferred the 25% equity interest of Meowpaw to the Group and Meowpaw has become the Group’s 100% owned subsidiary.

The Company has the power to direct the activities of all the VIEs, including the VIEs aforementioned in the Contractual Agreements, and can freely have assets transferred out of all the VIEs without any restrictions. Only the registered capital and PRC statutory reserves of the consolidated VIEs amounted to RMB33.2 million (US$5.1 million) as of December 31, 2020 can be used to solely settle obligations of the VIEs and subsidiaries of the VIEs. As all the VIEs and subsidiaries of the VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs and subsidiaries of the VIEs do not have recourse to the general credit of the Company. The amounts of the consolidated VIEs’ current liabilities without recourse to the Company disclosed on the face of the consolidated balance sheets have excluded the amounts due to inter-company entities.

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Current assets	1,039,423	769,726	117,966
Non-current assets	158,858	176,131	26,993
Assets held for sale	613,500	—	—
Total assets	1,811,781	945,857	144,959
Accounts payable	121,779	72,696	11,141
Amounts due to related parties	24,127	23,124	3,544
Amounts due to inter-company entities	1,030,231	577,512	88,508
Advances from customers	46,484	135,080	20,702
Taxes payable	78,729	81,180	12,441
Salary and welfare payable	64,977	59,943	9,187
Accrued expenses and other current liabilities	212,233	121,366	18,600
Current liabilities held for sale	63,341	—	—
Current liabilities	1,641,901	1,070,901	164,123
Non-current liabilities	46,411	43,190	6,619
Non-current liabilities held for sale	5,676	—	—
Total liabilities	1,693,988	1,114,091	170,742

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Revenues	590,397	685,116	521,414	79,910
Net loss	(111,833)	(177,123)	(52,834)	(8,097)

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	98,168	(268,996)	(27,767)	(4,255)
Net cash (used in)/provided by investing activities	(102,133)	210,049	31,886	4,887
Net cash provided by/(used in) financing activities	—	368,399	(376,195)	(57,654)

1. Organization and Principal Activities (Continued)

As of December 31, 2020, the total assets for the consolidated VIEs mainly comprised of cash and cash equivalents, term deposits and short term investments, accounts receivable, prepayments and other current assets, amounts due from related parties, amounts due from inter-company entities, intangible assets, and property and equipment. There was no pledge or collateralization of these assets. Unrecognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs comprise the Internet Content Provision License, the Online Culture Operating Permit, the Internet Publication License, the Permit for Production and Operation of Radio and TV Programs, the Value-added Telecommunications Business Operating License, trademark, and domain name. Recognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs mainly comprise of property and equipment, licensed copyrights of reading content, and audio content. As of December 31, 2020, the total liabilities for the consolidated VIEs mainly comprised accounts payable, amounts due to related parties, amounts due to inter-company entities, advances from customers, salary and welfare payable, taxes payable, accrued expenses and other current liabilities and non-current liabilities. The balances and transactions of the consolidated VIEs were reflected in the Company’s consolidated financial statements with inter-company transactions eliminated.

It is possible that the Group’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. For foreign investments related to important cultural products and services, important information technology and internet products and services, etc., the foreign investors who obtains the actual controlling stake in the investee enterprise or relevant parties in the PRC shall declare to the office of the Working Mechanism prior to implementation of the investments.